Long-term debt (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014		$ 325,675
2015		515,230
2016		12,068
2017		842
Long-term Debt	$ 823,625	$ 853,815	$ 758,416